Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information

18   Segment Information

Based on the criteria established by ASC 280 ‘‘Segment Reporting’’, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

The Group operated and managed its business in two segments, one-on-one offerings, and small class offerings.

Information regarding the two segments provided to the Group’s CODM is at the operating income/(loss) level. The Group currently does not allocate assets and liabilities, non-operating income/ (expenses), income tax expenses to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the two operating segments.

The Group presents segmental information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, and are allocated, to each segment. The Group allocates costs and expenses that are not directly attributable to individual segments, such as those that support infrastructure across different operating segments, to the segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses.

18   Segment Information (Continued)

The following table presents summary information by segment:

		For the year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 2(e))
Net revenues
One-on-one offerings	1,044,769	1,365,706	1,957,013	299,925
Small class offerings	100,748	112,787	97,082	14,879
Total net revenues	1,145,517	1,478,493	2,054,095	314,804

Cost of revenues
One-on-one offerings	(342,927)	(386,085)	(540,707)	(82,867)
Small class offerings	(67,981)	(53,838)	(39,710)	(6,086)
Total cost of revenues	(410,908)	(439,923)	(580,417)	(88,953)

Gross profit
One-on-one offerings	701,842	979,621	1,416,306	217,058
Small class offerings	32,767	58,949	57,372	8,793
Total gross profit	734,609	1,038,570	1,473,678	225,851

Gross profit margin
One-on-one offerings	67.2%	71.7%	72.4%	72.4%
Small class offerings	32.5%	52.3%	59.1%	59.1%
Total gross profit margin	64.1%	70.2%	71.7%	71.7%

Sales and marketing expenses
One-on-one offerings	(647,314)	(738,010)	(991,479)	(151,951)
Small class offerings	(83,919)	(54,581)	(44,141)	(6,765)
Total sales and marketing expenses	(731,233)	(792,591)	(1,035,620)	(158,716)

Product development expenses
One-on-one offerings	(139,240)	(138,291)	(150,926)	(23,131)
Small class offerings	(45,760)	(19,214)	(11,903)	(1,824)
Total product development expenses	(185,000)	(157,505)	(162,829)	(24,955)

General and administrative expenses
One-on-one offerings	(186,983)	(178,606)	(202,955)	(31,104)
Small class offerings	(36,074)	(17,423)	(11,269)	(1,727)
Total general and administrative expenses	(223,057)	(196,029)	(214,224)	(32,831)

Operating expenses
One-on-one offerings	(973,537)	(1,054,907)	(1,345,360)	(206,186)
Small class offerings	(165,753)	(91,218)	(67,313)	(10,316)
Total operating expenses	(1,139,290)	(1,146,125)	(1,412,673)	(216,502)

Other income
One-on-one offerings	—	—	38,683	5,928
Small class offerings	—	—	4,731	725
Total other income	—	—	43,414	6,653

Income/(loss) from operations
One-on-one offerings	(271,695)	(75,286)	109,629	16,800
Small class offerings	(132,986)	(32,269)	(5,210)	(798)
Total income/(loss) from operations	(404,681)	(107,555)	104,419	16,002

18   Segment Information (Continued)

The Group operates in two principal geographical areas—China and the Philippines. For all periods presented, all revenues from external customers are attributed to China based on customer location.

The following table summarizes property and equipment of the Group by geographical location:

	Property and equipment
	As of December 31,
	2019	2020
	RMB	RMB
China	16,446	18,284
Philippines	3,890	2,891